Financial Risk Management (Details Textual) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Percentage of other factors	10.00%	10.00%
Profit before income tax	$ 23,527,259	$ (32,061,005)	$ 13,814,163
Derivative financial instruments	109,854	31,076
Investment in equity securities issued	$ 210,800	$ 559,100
Interest rate risk [member]
Statement Line Items [Line Items]
Percentage of other factors	1.00%	1.00%
Profit before income tax	$ 26,660	$ 26,370
Other price risk [member]
Statement Line Items [Line Items]
Percentage of other factors	10.00%	10.00%
Profit before income tax	$ 21,100	$ 55,900
Derivative Financial Instruments [Member]
Statement Line Items [Line Items]
Profit before income tax	$ 2,293,410	$ 2,018,889